Financial instruments (Details 2) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	$ 492	$ 3,163
Written put options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	2,140,000	0
Purchased call options [member] | Currency swap contract [member]
Change in value of forward elements of forward contracts [abstract]
Nominal Amounts Of Hedging Instrument	$ 0	$ 2,637,000